S000034126 [Member] Investment Strategy - TCW METWEST UNCONSTRAINED BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on‑going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment pur-
poses, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal circumstances, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (‑3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.
The Fund may invest in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund considers emerging market countries to include all of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI‑EM), the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. Instruments considered to be economically tied to emerging market countries are (i) those that are principally traded in an emerging market country, or (ii) those that are issued by: (a) an issuer organized under the laws of or maintaining a principal place of business in an emerging market country, (b) an issuer that derives or is expected to derive 50% or more of its total revenues, earnings or profits from business activity in an emerging market country, or that maintains or is expected to maintain 50% or more of its employees, assets, investments or operations in an emerging market country, or (c) a governmental or quasi-governmental entity of an emerging market country. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade.
The Fund normally limits its foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps). The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.